11. Stockholders' Equity (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Prepayment on acquisition	$ 3,744,517		$ 3,744,517	$ 0
Research and development expense	$ 429,281	$ 1,035,083	$ 3,434,016	$ 6,323,896
SynBio 2014 Warrant [Member]
Warrant issued				204,394
Warrant exercise price per share				$ 25.41
Warrants exercised			0	0
SynBio Partner Warrants [Member] | SynBio 2014 Warrant [Member]
Warrant issued				9,697
Warrants exercised			0	0
Serum Institute 2014 Warrant [Member]
Warrant issued				96,970
Fair value of warrant at date of grant				$ 480,000
Warrant exercise price per share				$ 25.41
Serum Institute 2014 Warrant [Member] | Serum Institute Partner Warrants [Member]
Warrant issued				4,849
Fair value of warrant at date of grant				$ 24,000
Warrants exercised			0	0
Warrant expense			$ 706,500	$ 0
Asset Purchase Agreement [Member]
Prepayment on acquisition			$ 3,744,517
Issuance of common stock in connection with pending asset acquisition, shares			333,334
Non-Employee Director [Member]
Warrant issued				48,485
Fair value of warrant at date of grant				$ 240,000
Warrant exercise price per share				$ 25.41
Consultant [Member]
Warrant issued			25,243
Fair value of warrant at date of grant			$ 227,000
Warrant exercise price per share			$ 25.41
Warrant expense			$ 227,000
Baxalta [Member]
Stock issued for equity investment, shares			324,097
Stock issued for equity investment, amount			$ 10,000,000
Non-Employee Director [Member]
Warrant expense				$ 240,000